Quarterly portfolio holdings
John Hancock
Fundamental Large Cap Core Fund
U.S. equity
July 31, 2025
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Fund’s investments

As of 7-31-25 (unaudited)
	Shares	Value
Common stocks 99.6%		$6,076,713,123
(Cost $3,670,446,257)
Communication services 12.2%		748,325,471
Entertainment 5.5%
Liberty Media Corp.-Liberty Formula One, Series C (A)	1,633,535	163,925,237
The Walt Disney Company	699,038	83,262,416
Warner Brothers Discovery, Inc. (A)	6,910,078	91,005,727
Interactive media and services 5.8%
Alphabet, Inc., Class A	1,838,145	352,740,026
Media 0.9%
Comcast Corp., Class A	1,727,116	57,392,065
Consumer discretionary 17.1%		1,042,931,268
Automobile components 0.5%
Mobileye Global, Inc., Class A (A)	2,162,855	30,799,055
Automobiles 1.2%
Ferrari NV	43,290	19,194,353
Tesla, Inc. (A)	169,918	52,380,622
Broadline retail 9.8%
Amazon.com, Inc. (A)	2,100,579	491,766,550
eBay, Inc.	1,146,283	105,171,465
Hotels, restaurants and leisure 1.8%
Las Vegas Sands Corp.	1,201,135	62,939,474
Starbucks Corp.	551,074	49,133,758
Household durables 3.0%
Lennar Corp., Class A	1,652,796	185,410,655
Textiles, apparel and luxury goods 0.8%
Lululemon Athletica, Inc. (A)	230,067	46,135,336
Consumer staples 3.7%		224,496,486
Beverages 3.0%
Anheuser-Busch InBev SA/NV, ADR	2,212,784	127,611,253
Diageo PLC, ADR	531,498	52,060,229
Consumer staples distribution and retail 0.7%
Sysco Corp.	548,782	43,683,047
Walmart, Inc.	11,655	1,141,957
Energy 5.0%		306,554,837
Oil, gas and consumable fuels 5.0%
Cheniere Energy, Inc.	1,299,622	306,554,837
Financials 10.3%		626,834,996
Capital markets 10.3%
KKR & Company, Inc.	1,524,113	223,404,484
Morgan Stanley	932,921	132,903,926
Nasdaq, Inc.	1,697,009	163,286,206
The Goldman Sachs Group, Inc.	148,206	107,240,380
Health care 11.6%		706,036,046
Health care equipment and supplies 2.9%
Hologic, Inc. (A)	2,658,038	177,610,099
Health care providers and services 3.8%
Elevance Health, Inc.	402,189	113,851,662
McKesson Corp.	84,285	58,455,019
UnitedHealth Group, Inc.	222,545	55,538,330
2	JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Health care (continued)
Life sciences tools and services 4.0%
Avantor, Inc. (A)	1,782,673	$23,959,125
Danaher Corp.	555,311	109,485,117
Thermo Fisher Scientific, Inc.	239,366	111,946,691
Pharmaceuticals 0.9%
GSK PLC, ADR	1,485,599	55,190,003
Industrials 6.2%		377,201,802
Aerospace and defense 2.9%
General Dynamics Corp.	97,762	30,463,617
Lockheed Martin Corp.	290,083	122,119,141
RTX Corp.	169,380	26,689,207
Machinery 0.3%
Fortive Corp.	371,272	17,795,067
Trading companies and distributors 3.0%
United Rentals, Inc.	204,017	180,134,770
Information technology 31.4%		1,915,664,693
Electronic equipment, instruments and components 0.1%
Ralliant Corp. (A)	123,758	5,658,216
Semiconductors and semiconductor equipment 9.9%
Analog Devices, Inc.	609,585	136,931,079
KLA Corp.	173,132	152,188,222
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	791,950	191,350,959
Texas Instruments, Inc.	680,930	123,289,186
Software 15.8%
Adobe, Inc. (A)	441,126	157,786,357
Microsoft Corp.	654,254	349,044,509
Oracle Corp.	415,854	105,531,270
Salesforce, Inc.	498,167	128,691,481
Workday, Inc., Class A (A)	962,170	220,702,555
Technology hardware, storage and peripherals 5.6%
Apple, Inc.	1,271,576	263,941,030
Samsung Electronics Company, Ltd.	1,580,526	80,549,829
Real estate 2.1%		128,667,524
Specialized REITs 2.1%
American Tower Corp.	93,807	19,548,441
Crown Castle, Inc.	795,726	83,622,845
Millrose Properties, Inc., Class A	850,158	25,496,238

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 0.4%				$24,363,130
(Cost $24,366,000)
U.S. Government Agency 0.4%				24,363,130
Federal Home Loan Bank Discount Note	4.180	08-01-25	24,366,000	24,363,130

Total investments (Cost $3,694,812,257) 100.0%	$6,101,076,253
Other assets and liabilities, net 0.0%	378,220
Total net assets 100.0%	$6,101,454,473

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK FUNDAMENTAL LARGE CAP CORE FUND | QUARTERLY REPORT	3

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of July 31, 2025, by major security category or type:
	Total value at 7-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Communication services	$748,325,471	$748,325,471	—	—
Consumer discretionary	1,042,931,268	1,042,931,268	—	—
Consumer staples	224,496,486	224,496,486	—	—
Energy	306,554,837	306,554,837	—	—
Financials	626,834,996	626,834,996	—	—
Health care	706,036,046	706,036,046	—	—
Industrials	377,201,802	377,201,802	—	—
Information technology	1,915,664,693	1,835,114,864	$80,549,829	—
Real estate	128,667,524	128,667,524	—	—
Short-term investments	24,363,130	—	24,363,130	—
Total investments in securities	$6,101,076,253	$5,996,163,294	$104,912,959	—
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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